Organization and principal activities - Principal Subsidiaries and VIEs to conduct its business operations (Details)	12 Months Ended
Dec. 31, 2025
Duowan BVI
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Beijing Huanju Shidai
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Guangzhou Huanju Shidai
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Bigo Inc.
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Bigo Singapore
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Bigo HK
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
BaiGuoYuan Technology
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Guangzhou BaiGuoYuan
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%
Guangzhou Ruicheng
Ownership of principal subsidiaries and principal VIEs
% of direct or indirect economic ownership	100.00%